Segment and revenue analysis (Details) - Schedule of revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue
Total revenue	$ 19,004,301	$ 109,060,066	$ 319,041,793
Product sale - Bitcoin mining machines and related accessories [Member]
Revenue
Total revenue	7,951,296	89,919,400	307,126,878
Product sale - Telecommunication [Member]
Revenue
Total revenue	1,725,982	3,336,413	3,729,529
Service - Management and maintenance [Member]
Revenue
Total revenue	$ 9,327,023	$ 15,804,253	$ 8,185,386